July 26, 2019

FILED VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The First Western Funds Trust

811-22691; 333-180717

Ladies and Gentleman:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, preliminary copies of proxy materials, including a Shareholder Letter, Notice of Special Meeting, Proxy Statement, and Proxy Card to be furnished to shareholders of the First Western Fixed Income Fund, the First Western Short Duration Bond Fund and the First Western Short Duration High Yield Credit Fund, each a series of The First Western Funds Trust, in connection with a Special Meeting of Shareholders.

If you have any questions or comments concerning this filing, please contact the undersigned at (781) 799-5517.

Very truly yours,

/s/ Linda J. Hoard

Linda J. Hoard

Assistant Secretary

First Western Funds Trust/Ultimus Fund Solutions, LLC | 225 Pictoria Drive, Suite 450 | Cincinnati, OH 45246 | 513.587.3400 | fax 513.587.3450

www.ultimusfundsolutions.com